UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.00

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	5/31/06

Date of reporting period:	2/28/06

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

February 28, 2006 (Unaudited)	Columbia Strategic Income Fund

			Par ($)	Value ($)*
Government & Agency Obligations – 50.1%
FOREIGN GOVERNMENT OBLIGATIONS – 30.6%
Aries Vermoegensverwaltungs GmbH
	7.750% 10/25/09	EUR	2,750,000	3,728,381
	7.750% 10/25/09(a)		500,000	677,887
	9.600% 10/25/14	USD	750,000	964,800
Corp. Andina de Fomento
	6.375% 06/18/09	EUR	4,350,000	5,623,701
European Investment Bank
	5.500% 12/07/11	GBP	5,250,000	9,661,307
Federal Republic of Brazil
	5.188% 04/15/24	USD	11,750,000	11,750,000
	7.375% 02/03/15	EUR	4,950,000	6,986,658
	8.750% 02/04/25	USD	7,285,000	8,865,845
Federal Republic of Germany
	4.250% 07/04/14	EUR	12,990,000	16,362,993
	5.000% 07/04/12		5,010,000	6,517,206
	5.250% 07/04/10		1,580,000	2,033,751
	6.000% 07/04/07		10,720,000	13,283,632
Government of Canada
	4.500% 06/01/15	CAD	8,775,000	7,932,208
	10.000% 06/01/08		24,110,000	23,937,308
Government of New Zealand
	6.000% 11/15/11	NZD	10,800,000	7,211,613
	6.500% 04/15/13		16,060,000	11,073,798
Kingdom of Norway
	5.500% 05/15/09	NOK	100,170,000	15,830,540
	6.000% 05/16/11		38,630,000	6,409,800
Kingdom of Spain
	5.500% 07/30/17	EUR	13,410,000	18,851,638
Kingdom of Sweden
	5.000% 01/28/09	SEK	112,860,000	15,087,461
	6.750% 05/05/14		111,500,000	17,511,112
Province of Ontario
	5.000% 03/08/14	CAD	8,200,000	7,521,170
Province of Quebec
	6.000% 10/01/12		7,155,000	6,869,669
	6.000% 10/01/29		4,030,000	4,134,363
Republic of Bulgaria
	8.250% 01/15/15	USD	9,145,000	10,982,230
	8.250% 01/15/15(a)		300,000	360,375

			Par ($)	Value ($)
Government & Agency Obligations – (continued)
FOREIGN GOVERNMENT OBLIGATIONS – (continued)
Republic of Chile
	5.500% 01/15/13		1,671,000	1,702,331
Republic of Colombia
	8.125% 05/21/24		3,325,000	3,881,937
	9.750% 04/09/11		5,436,792	6,089,207
	11.375% 01/31/08	EUR	3,285,000	4,483,874
Republic of France
	3.000% 10/25/15		11,505,000	13,160,592
	4.000% 10/25/09		10,820,000	13,258,723
	4.000% 04/25/14		8,220,000	10,178,038
Republic of Panama
	8.875% 09/30/27	USD	7,270,000	9,134,755
	9.375% 07/23/12		400,000	472,000
Republic of Peru
	7.500% 10/14/14	EUR	2,855,000	3,973,522
	9.875% 02/06/15	USD	6,100,000	7,594,500
Republic of Poland
	5.750% 03/24/10	PLN	41,730,000	13,816,275
Republic of South Africa
	5.250% 05/16/13	EUR	6,625,000	8,510,519
	6.500% 06/02/14	USD	7,346,000	7,933,680
	13.000% 08/31/10	ZAR	24,000,000	4,739,536
Republic of Venezuela
	5.360% 12/18/07(b)	USD	380,920	380,920
	9.250% 09/15/27		8,395,000	10,795,970
Russian Federation
	5.000% 03/31/30 (7.500% 03/31/07)(c)		10,860,000	12,265,284
	11.000% 07/24/18		5,752,000	8,519,287
	12.750% 06/24/28		7,430,000	13,754,416
United Kingdom Treasury
	5.000% 09/07/14	GBP	710,000	1,315,403
	8.000% 06/07/21		2,860,000	7,189,825
	9.000% 07/12/11		5,350,000	11,488,255
United Mexican States
	7.500% 03/08/10	EUR	5,040,000	6,861,945
	8.125% 12/30/19	USD	5,720,000	7,078,500
	8.375% 01/14/11		11,520,000	13,017,600
	11.375% 09/15/16		7,590,000	11,157,300

			Par ($)	Value ($)
Government & Agency Obligations – (continued)
FOREIGN GOVERNMENT OBLIGATIONS – (continued)
Western Australia Treasury Corp.
	7.500% 10/15/09	AUD	16,750,000	13,246,718
	8.000% 06/15/13		8,450,000	7,176,647
FOREIGN GOVERNMENT OBLIGATIONS TOTAL				473,347,005
U.S. GOVERNMENT AGENCIES – 1.0%
Federal Farm Credit Bank
	2.500% 03/15/06	USD	280,000	279,748
	5.000% 08/25/10		8,600,000	8,508,032
Federal Home Loan Mortgage Corp.
	5.125% 10/15/08		1,280,000	1,286,308
	5.750% 03/15/09		1,010,000	1,033,300
	6.750% 03/15/31		406,000	510,910
Federal National Mortgage Association
	2.625% 11/15/06		394,000	387,813
	4.375% 07/17/13		3,003,000	2,877,499
U.S. GOVERNMENT AGENCIES TOTAL				14,883,610
U.S. GOVERNMENT OBLIGATIONS – 18.5%
U.S. Treasury Bonds
	7.500% 11/15/24		18,400,000	24,760,935
	8.875% 02/15/19		21,827,000	30,608,111
	10.375% 11/15/12		52,000,000	56,771,416
	10.625% 08/15/15		29,415,000	42,825,240
	12.500% 08/15/14		52,151,000	65,156,156
U.S. Treasury Notes
	2.750% 06/30/06		2,550,000	2,534,261
	4.000% 06/15/09		4,650,000	4,557,725
	5.000% 02/15/11		29,500,000	30,020,852
	7.000% 07/15/06		20,000,000	20,164,840
U.S. Treasury STRIPS
	(d) 11/15/08		7,000,000	6,178,116
	(d) 11/15/13		2,250,000	1,577,705
	(d) 05/15/23		4,550,000	2,032,157
U.S. GOVERNMENT OBLIGATIONS TOTAL				287,187,514
	Total Government & Agency Obligations (cost of $755,051,562)			775,418,129
Corporate Fixed-Income Bonds & Notes – 38.4%
BASIC MATERIALS – 3.4%
Chemicals – 1.7%
Agricultural Chemicals – 0.4%
IMC Global, Inc.
	10.875% 08/01/13		1,610,000	1,857,538

Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Chemicals – (continued)
Agricultural Chemicals – (continued)
Terra Capital, Inc.
12.875% 10/15/08	2,345,000	2,702,612
UAP Holding Corp.
(e) 07/15/12 (10.750% 01/15/08)	1,630,000	1,454,775
United Agri Products
8.250% 12/15/11	755,000	794,638
6,809,563
Chemicals-Diversified – 1.1%
BCP Crystal US Holdings Corp.
9.625% 06/15/14	1,250,000	1,403,125
EquiStar Chemicals LP
10.625% 05/01/11	1,850,000	1,998,000
Huntsman International LLC
7.375% 01/01/15(a)	1,935,000	1,954,350
Huntsman LLC
11.500% 07/15/12	670,000	763,800
Ineos Group Holdings PLC
8.500% 02/15/16(a)	1,510,000	1,491,125
7.875% 02/15/16(a)	EUR	1,265,000	1,485,386
Innophos Investments Holdings, Inc.
PIK,
12.749% 02/15/15(a)(b)	USD	1,153,660	1,119,050
Lyondell Chemical Co.
9.625% 05/01/07	2,650,000	2,742,750
NOVA Chemicals Corp.
6.500% 01/15/12	2,630,000	2,534,663
7.561% 11/15/13(b)	1,175,000	1,197,031
16,689,280
Chemicals-Specialty – 0.2%
Rhodia SA
8.875% 06/01/11	2,412,000	2,493,405
2,493,405
Chemicals Total	25,992,248
Forest Products & Paper – 1.1%
Paper & Related Products – 1.1%
Abitibi-Consolidated, Inc.
8.375% 04/01/15	2,225,000	2,102,625

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Forest Products & Paper – (continued)
Paper & Related Products – (continued)
Boise Cascade LLC
	7.125% 10/15/14	1,360,000	1,302,200
	7.475% 10/15/12(b)	2,635,000	2,635,000
Buckeye Technologies, Inc.
	8.500% 10/01/13	1,310,000	1,332,925
Caraustar Industries, Inc.
	9.875% 04/01/11	1,400,000	1,473,500
Georgia-Pacific Corp.
	8.000% 01/15/24	3,000,000	3,000,000
Neenah Paper, Inc.
	7.375% 11/15/14	740,000	684,500
Newark Group, Inc.
	9.750% 03/15/14	1,180,000	1,038,400
NewPage Corp.
	10.000% 05/01/12	1,455,000	1,524,113
Norske Skog
	8.625% 06/15/11	1,080,000	1,074,600
	7.375% 03/01/14	1,495,000	1,375,400
			17,543,263
Forest Products & Paper Total			17,543,263
Iron/Steel – 0.2%
Steel-Producers – 0.1%
Steel Dynamics, Inc.
	9.500% 03/15/09	970,000	1,016,075
			1,016,075
Steel-Specialty – 0.1%
UCAR Finance, Inc.
	10.250% 02/15/12	1,240,000	1,320,600
			1,320,600
Iron/Steel Total			2,336,675
Metals & Mining – 0.4%
Mining Services – 0.0%
Hudson Bay Mining & Smelting Co., Ltd.
	9.625% 01/15/12	625,000	679,688
			679,688

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Metals & Mining – (continued)

Non-Ferrous Metals – 0.4%
Codelco, Inc.
	5.500% 10/15/13	6,000,000	6,044,400
			6,044,400
Metals & Mining Total			6,724,088
BASIC MATERIALS TOTAL			52,596,274
COMMUNICATIONS – 7.7%
Media – 3.1%
Broadcast Services/Programs – 0.1%
Fisher Communications, Inc.
	8.625% 09/15/14	1,120,000	1,177,400
			1,177,400
Cable TV – 1.3%
Atlantic Broadband Finance LLC
	9.375% 01/15/14	2,265,000	2,106,450
Charter Communications Holdings II LLC
	10.250% 09/15/10	2,580,000	2,567,100
Charter Communications Holdings LLC
	9.920% 04/01/14(a)	7,380,000	3,837,600
CSC Holdings, Inc.
	7.250% 04/15/12(a)	2,880,000	2,800,800
	7.625% 04/01/11	2,445,000	2,469,450
EchoStar DBS Corp.
	6.625% 10/01/14	3,390,000	3,296,775
Insight Midwest LP
	9.750% 10/01/09	1,665,000	1,721,193
Pegasus Satellite Communications, Inc.
	11.250% 01/15/10(a)(f)	2,290,000	223,275
Telenet Group Holding NV
	(e) 06/15/14 (11.500% 12/15/08)(a)	2,172,000	1,800,045
			20,822,688
Multimedia – 0.4%
Advanstar Communications, Inc.
	15.000% 10/15/11	1,555,000	1,630,806
Haights Cross Operating Co.
	11.750% 08/15/11	860,000	911,600
Lamar Media Corp.
	6.625% 08/15/15	1,815,000	1,824,075

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Multimedia – (continued)

Quebecor Media, Inc.
	7.750% 03/15/16(a)	1,985,000	2,049,513
			6,415,994
Publishing-Newspapers – 0.2%
Hollinger, Inc.
	11.875% 03/01/11(a)	734,000	734,000
	12.875% 03/01/11(a)	1,636,000	1,707,575
			2,441,575
Publishing-Periodicals – 0.9%
Dex Media East LLC/Dex Media East Finance Co.
	9.875% 11/15/09	1,000,000	1,072,500
Dex Media West LLC
	9.875% 08/15/13	4,397,000	4,875,174
Dex Media, Inc.
	(e) 11/15/13 (9.000% 11/15/08)	1,775,000	1,486,563
PriMedia, Inc.
	8.000% 05/15/13	2,700,000	2,416,500
RH Donnelley Corp.
	8.875% 01/15/16(a)	1,870,000	1,949,475
WDAC Subsidiary Corp.
	8.375% 12/01/14(a)	1,835,000	1,812,062
			13,612,274
Television – 0.2%
LIN Television Corp.
	6.500% 05/15/13	980,000	940,800
Sinclair Broadcast Group, Inc.
	8.750% 12/15/11	2,280,000	2,394,000
			3,334,800
Media Total			47,804,731
Telecommunication Services – 4.6%
Cellular Telecommunications – 1.8%
American Cellular Corp.
	10.000% 08/01/11	840,000	914,550
Digicel Ltd.
	9.250% 09/01/12(a)	2,070,000	2,186,437
Dobson Cellular Systems, Inc.
	8.375% 11/01/11	2,470,000	2,618,200
	9.875% 11/01/12	1,275,000	1,392,938

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Cellular Telecommunications – (continued)

Horizon PCS, Inc.
	11.375% 07/15/12	1,355,000	1,554,862
iPCS Escrow Co.
	11.500% 05/01/12	750,000	856,875
Nextel Communications, Inc.
	7.375% 08/01/15	3,645,000	3,858,988
Nextel Partners, Inc.
	8.125% 07/01/11	1,915,000	2,029,900
Rogers Cantel, Inc.
	9.750% 06/01/16	2,208,000	2,715,840
Rogers Wireless, Inc.
	8.000% 12/15/12	1,480,000	1,587,300
Rural Cellular Corp.
	8.250% 03/15/12	2,305,000	2,434,656
	9.750% 01/15/10	440,000	449,900
	10.430% 11/01/12(a)(b)	1,680,000	1,751,400
US Unwired, Inc.
	10.000% 06/15/12	2,540,000	2,876,620
			27,228,466
Satellite Telecommunications – 0.6%
Inmarsat Finance II PLC
	(e) 11/15/12 (10.375% 11/15/08)	2,855,000	2,405,338
Intelsat Bermuda Ltd.
	8.250% 01/15/13(a)	3,835,000	3,926,081
PanAmSat Corp.
	9.000% 08/15/14	1,346,000	1,423,395
Zeus Special Subsidiary Ltd.
	(e) 02/01/15 (9.250% 02/01/10)(a)	1,875,000	1,293,750
			9,048,564
Telecommunication Equipment – 0.1%
Lucent Technologies, Inc.
	6.450% 03/15/29	2,305,000	1,936,200
		1,936,200
Telecommunication Services – 0.3%
Syniverse Technologies, Inc.
	7.750% 08/15/13	1,615,000	1,631,150
Time Warner Telecom Holdings, Inc.
	9.250% 02/15/14	980,000	1,057,175

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Telecommunication Services – (continued)

Time Warner Telecom, Inc.
	10.125% 02/01/11	2,293,000	2,413,382
			5,101,707
Telephone-Integrated – 1.5%
AT&T, Inc.
	5.750% 05/02/06	430,000	430,830
Axtel SA de CV
	11.000% 12/15/13	988,000	1,136,200
Cincinnati Bell, Inc.
	7.000% 02/15/15	3,600,000	3,582,000
Citizens Communications Co.
	9.000% 08/15/31	2,895,000	3,090,413
Qwest Capital Funding, Inc.
	6.875% 07/15/28	4,190,000	3,865,275
Qwest Communications International, Inc.
	7.500% 02/15/14	2,430,000	2,496,825
Qwest Corp.
	7.500% 06/15/23	2,910,000	2,939,100
	8.875% 03/15/12	3,660,000	4,108,350
US LEC Corp.
	12.716% 10/01/09(b)	1,395,000	1,513,575
			23,162,568
Wireless Equipment – 0.3%
American Towers, Inc.
	7.250% 12/01/11	1,865,000	1,953,588
SBA Telecommunications, Inc.
	(e) 12/15/11 (9.750% 12/15/07)	2,930,000	2,768,850
			4,722,438
Telecommunication Services Total			71,199,943
COMMUNICATIONS TOTAL			119,004,674
CONSUMER CYCLICAL – 6.2%
Airlines – 0.2%
Airlines – 0.2%
Continental Airlines, Inc.
	7.568% 12/01/06	2,820,000	2,805,900
			2,805,900
Airlines Total			2,805,900

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Apparel – 0.5%
Apparel Manufacturers – 0.5%
Broder Brothers Co.
	11.250% 10/15/10	1,735,000	1,730,662
Levi Strauss & Co.
	9.750% 01/15/15	3,165,000	3,370,725
Phillips-Van Heusen Corp.
	8.125% 05/01/13	1,140,000	1,214,100
	7.250% 02/15/11	1,230,000	1,260,750
			7,576,237
Apparel Total			7,576,237
Auto Manufacturers – 0.2%
Auto-Cars/Light Trucks – 0.1%
General Motors Corp.
	8.375% 07/15/33	1,570,000	1,106,850
			1,106,850
Auto-Medium & Heavy Duty Trucks – 0.1%
Navistar International Corp.
	7.500% 06/15/11	2,100,000	2,115,750
			2,115,750
Auto Manufacturers Total			3,222,600
Auto Parts & Equipment – 0.6%
Auto/Truck Parts & Equipment-Original – 0.1%
TRW Automotive, Inc.
	9.375% 02/15/13	1,760,000	1,914,000
		1,914,000
Auto/Truck Parts & Equipment-Replacement – 0.2%
Commercial Vehicle Group
	8.000% 07/01/13	1,835,000	1,825,825
Rexnord Corp.
	10.125% 12/15/12	1,286,000	1,411,385
			3,237,210
Rubber-Tires – 0.3%
Goodyear Tire & Rubber Co.
	9.000% 07/01/15	4,105,000	4,125,525
			4,125,525
Auto Parts & Equipment Total			9,276,735

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Distribution/Wholesale – 0.1%
Distribution/Wholesale – 0.1%
Buhrmann US, Inc.
	7.875% 03/01/15	970,000	970,000
			970,000
Distribution/Wholesale Total			970,000
Entertainment – 0.6%
Gambling (Non-Hotel) – 0.1%
Global Cash Access LLC
	8.750% 03/15/12	1,924,000	2,065,895
		2,065,895
Music – 0.3%
Steinway Musical Instruments, Inc.
	7.000% 03/01/14(a)	1,635,000	1,647,263
Warner Music Group
	7.375% 04/15/14	2,355,000	2,366,775
		4,014,038
Resorts/Theme Parks – 0.2%
Six Flags, Inc.
	9.625% 06/01/14	2,535,000	2,582,531
			2,582,531
Entertainment Total			8,662,464
Home Builders – 0.5%
Building-Residential/Commercial – 0.5%
D.R. Horton, Inc.
	9.750% 09/15/10	3,070,000	3,499,800
K. Hovnanian Enterprises, Inc.
	6.375% 12/15/14	1,920,000	1,809,600
	8.875% 04/01/12	1,270,000	1,330,325
Standard Pacific Corp.
	7.000% 08/15/15	270,000	247,725
	9.250% 04/15/12	595,000	610,619
			7,498,069
Home Builders Total			7,498,069
Home Furnishings – 0.1%
Home Furnishings – 0.1%
WII Components, Inc.
	10.000% 02/15/12	1,385,000	1,385,000
		1,385,000
Home Furnishings Total			1,385,000

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Leisure Time – 0.2%
Leisure & Recreational Products – 0.1%
K2, Inc.
	7.375% 07/01/14	1,445,000	1,455,838
			1,455,838
Recreational Centers – 0.1%
Town Sports International, Inc.
	(e) 02/01/14 (11.000% 02/01/09)	2,330,000	1,677,600
			1,677,600
Leisure Time Total			3,133,438
Lodging – 2.3%
Casino Hotels – 2.2%
CCM Merger, Inc.
	8.000% 08/01/13(a)	2,525,000	2,531,312
Chukchansi Economic Development Authority
	8.000% 11/15/13(a)	1,900,000	1,957,000
	8.060% 11/15/12(a)(b)	1,435,000	1,474,463
Circus & Eldorado/Silver Legacy Capital Corp.
	10.125% 03/01/12	2,015,000	2,161,088
Eldorado Casino Shreveport/Shreveport Capital Corp.
	10.000% 08/01/12	4,186,621	3,349,297
Greektown Holdings
	10.750% 12/01/13(a)	2,005,000	2,017,531
Hard Rock Hotel, Inc.
	8.875% 06/01/13	2,920,000	3,168,200
Inn of the Mountain Gods Resort & Casino
	12.000% 11/15/10	1,915,000	2,020,325
Kerzner International Ltd.
	6.750% 10/01/15	2,740,000	2,719,450
MGM Mirage
	6.000% 10/01/09	1,750,000	1,736,875
	6.750% 09/01/12	3,055,000	3,093,187
	8.500% 09/15/10	1,695,000	1,830,600
Mohegan Tribal Gaming Authority
	6.125% 02/15/13	1,200,000	1,194,000
Station Casinos, Inc.
	6.000% 04/01/12	2,355,000	2,343,225

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – (continued)
Casino Hotels – (continued)
Wynn Las Vegas LLC
	6.625% 12/01/14	2,745,000	2,710,687
			34,307,240
Hotels & Motels – 0.1%
Hilton Hotels Corp.
	7.500% 12/15/17	1,555,000	1,715,323
HMH Properties, Inc.
	7.875% 08/01/08	60,000	60,450
			1,775,773
Lodging Total			36,083,013
Retail – 0.8%
Retail-Automobiles – 0.1%
Asbury Automotive Group, Inc.
	8.000% 03/15/14	1,985,000	1,994,925
			1,994,925
Retail-Drug Stores – 0.1%
Rite Aid Corp.
	7.500% 01/15/15	1,670,000	1,609,462
			1,609,462
Retail-Home Furnishings – 0.1%
Tempur-Pedic, Inc.
	10.250% 08/15/10	2,161,000	2,325,776
			2,325,776
Retail-Propane Distributors – 0.3%
AmeriGas Partners LP
	7.125% 05/20/16	1,380,000	1,393,800
Ferrellgas Partners LP
	8.750% 06/15/12	1,820,000	1,842,750
Inergy LP/Inergy Finance Corp.
	8.250% 03/01/16(a)	1,400,000	1,428,000
			4,664,550
Retail-Restaurants – 0.1%
Landry’s Restaurants, Inc.
	7.500% 12/15/14	1,805,000	1,748,594
			1,748,594

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
Retail-Video Rental – 0.1%
Movie Gallery, Inc.	11.000% 05/01/12	1,450,000	949,750
			949,750
Retail Total			13,293,057
Textiles – 0.1%
Textile-Products – 0.1%
INVISTA
	9.250% 05/01/12(a)	1,440,000	1,533,600
		1,533,600
Textiles Total			1,533,600
CONSUMER CYCLICAL TOTAL			95,440,113
CONSUMER NON-CYCLICAL – 5.3%
Agriculture – 0.1%
Tobacco – 0.1%
Alliance One International, Inc.
	11.000% 05/15/12	1,670,000	1,578,150
			1,578,150
Agriculture Total			1,578,150
Beverages – 0.1%
Beverages-Wine/Spirits – 0.1%
Constellation Brands, Inc.
	8.000% 02/15/08	120,000	125,100
	8.125% 01/15/12	1,525,000	1,603,156
			1,728,256
Beverages Total			1,728,256
Biotechnology – 0.2%
Medical-Biomedical/Gene – 0.2%
Bio-Rad Laboratories, Inc.
	7.500% 08/15/13	2,230,000	2,352,650
		2,352,650
Biotechnology Total			2,352,650
Commercial Services – 1.7%
Commercial Services – 0.1%
Iron Mountain, Inc.
	7.750% 01/15/15	2,035,000	2,070,612
Mac-Gray Corp.
	7.625% 08/15/15	525,000	535,500
			2,606,112

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
Commercial Services-Finance – 0.1%
Dollar Financial Group, Inc.
	9.750% 11/15/11	1,090,000	1,147,225
			1,147,225
Consulting Services – 0.1%
FTI Consulting
	7.625% 06/15/13	1,170,000	1,228,500

Funeral Services & Related Items – 0.2%			1,228,500
Service Corp. International
	7.700% 04/15/09	2,720,000	2,849,200

Printing-Commercial – 0.2%			2,849,200
Sheridan Group
	10.250% 08/15/11	1,290,000	1,335,150
Vertis, Inc.
	10.875% 06/15/09	200,000	196,250
	13.500% 12/07/09(a)	1,425,000	1,197,000
			2,728,400
Private Corrections – 0.3%
Corrections Corp. of America
	6.250% 03/15/13	2,560,000	2,547,200
GEO Group, Inc.
	8.250% 07/15/13	2,290,000	2,318,625
			4,865,825
Rental Auto/Equipment – 0.7%
Ashtead Holdings PLC
	8.625% 08/01/15(a)	2,255,000	2,364,931
Hertz Corp.
	8.875% 01/01/14(a)	1,980,000	2,069,100
NationsRent, Inc.
	9.500% 10/15/10	2,710,000	2,967,450
United Rentals North America, Inc.
	6.500% 02/15/12	2,580,000	2,567,100
United Rentals, Inc.
	7.750% 11/15/13	765,000	766,913
			10,735,494
Commercial Services Total			26,160,756

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Cosmetics/Personal Care – 0.2%
Cosmetics & Toiletries – 0.2%
DEL Laboratories, Inc.
	8.000% 02/01/12	1,695,000	1,389,900
Elizabeth Arden, Inc.
	7.750% 01/15/14	2,045,000	2,106,350
			3,496,250
Cosmetics/Personal Care Total			3,496,250
Food – 0.6%
Food-Confectionery – 0.1%
Merisant Co.
	9.500% 07/15/13	1,590,000	997,725
Merisant Worldwide, Inc.
	(e) 05/15/14 (12.250% 11/15/08)	1,950,000	316,875
			1,314,600
Food-Miscellaneous/Diversified – 0.4%
Dole Food Co., Inc.
	8.625% 05/01/09	2,222,000	2,266,440
Pinnacle Foods Holding Corp.
	8.250% 12/01/13	2,560,000	2,508,800
Reddy Ice Holdings, Inc.
	(e) 11/01/12 (10.500% 11/01/08)	1,365,000	1,105,650
			5,880,890
Food-Retail – 0.1%
Stater Brothers Holdings, Inc.
	8.125% 06/15/12	1,315,000	1,328,150
			1,328,150
Food Total			8,523,640
Healthcare Services – 1.0%
Dialysis Centers – 0.1%
DaVita, Inc.
	7.250% 03/15/15	1,940,000	1,978,800
			1,978,800
Medical-HMO – 0.1%
Coventry Health Care, Inc.
	8.125% 02/15/12	1,770,000	1,867,350
			1,867,350

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare Services – (continued)
Medical-Hospitals – 0.4%
HCA, Inc.
	7.875% 02/01/11	2,270,000	2,426,038
Tenet Healthcare Corp.
	9.875% 07/01/14	3,770,000	3,859,538
			6,285,576
Medical-Outpatient/Home Medical – 0.1%
Select Medical Corp.
	7.625% 02/01/15	1,190,000	1,026,375
			1,026,375
MRI/Medical Diagnostic Imaging – 0.1%
MedQuest, Inc.
	11.875% 08/15/12	980,000	754,600
MQ Associates, Inc.
	(e) 08/15/12 (12.250% 08/15/08)	2,195,000	455,463
			1,210,063
Physician Practice Management – 0.2%
US Oncology Holdings, Inc.
	9.264% 03/15/15(b)	815,000	817,037
US Oncology, Inc.
	9.000% 08/15/12	2,525,000	2,701,750
			3,518,787
Healthcare Services Total			15,886,951
Household Products/Wares – 0.6%
Consumer Products-Miscellaneous – 0.5%
Amscan Holdings, Inc.
	8.750% 05/01/14	1,810,000	1,565,650
Jostens IH Corp.
	7.625% 10/01/12	1,910,000	1,943,425
Playtex Products, Inc.
	9.375% 06/01/11	2,170,000	2,275,788
Scotts Co.
	6.625% 11/15/13	2,100,000	2,142,000
			7,926,863
Office Supplies & Forms – 0.1%
ACCO Brands Corp.
	7.625% 08/15/15	1,600,000	1,492,000
			1,492,000
Household Products/Wares Total			9,418,863

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – 0.8%
Medical-Drugs – 0.3%
Elan Finance PLC
	7.750% 11/15/11		3,050,000	2,825,063
Warner Chilcott Corp.
	8.750% 02/01/15(a)		1,555,000	1,539,450
				4,364,513
Medical-Generic Drugs – 0.1%
Mylan Laboratories, Inc.
	6.375% 08/15/15		2,545,000	2,583,175
				2,583,175
Medical-Wholesale Drug Distribution – 0.2%
AmerisourceBergen Corp.
	5.875% 09/15/15(a)		1,355,000	1,366,856
Nycomed A/S
	PIK,
	11.750% 09/15/13(a)	EUR	1,690,866	2,096,308
				3,463,164
Pharmacy Services – 0.1%
Omnicare, Inc.
	Series 2005 B,
	6.750% 12/15/13	USD	980,000	994,700
				994,700
Vitamins & Nutrition Products – 0.1%
NBTY, Inc.
	7.125% 10/01/15(a)		1,520,000	1,440,200
				1,440,200
Pharmaceuticals Total				12,845,752
CONSUMER NON-CYCLICAL TOTAL				81,991,268
ENERGY – 5.4%
Coal – 0.4%
Coal – 0.4%
Arch Western Finance LLC
	6.750% 07/01/13		2,450,000	2,462,250
Massey Energy Co.
	6.875% 12/15/13(a)		3,120,000	3,135,600
				5,597,850
Coal Total				5,597,850

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – 2.5%
Oil & Gas Drilling – 0.1%
Pride International, Inc.
	7.375% 07/15/14	1,430,000	1,530,100
			1,530,100
Oil Companies-Exploration & Production – 2.2%
Chesapeake Energy Corp.
	7.500% 06/15/14	2,145,000	2,284,425
	6.375% 06/15/15	1,355,000	1,355,000
Compton Petroleum Corp.
	7.625% 12/01/13	1,820,000	1,856,400
Delta Petroleum Corp.
	7.000% 04/01/15	1,060,000	1,025,550
El Paso Production Holding Co.
	7.750% 06/01/13	1,500,000	1,590,000
Forest Oil Corp.
	8.000% 12/15/11	1,300,000	1,420,250
Magnum Hunter Resources, Inc.
	9.600% 03/15/12	1,592,000	1,721,350
PEMEX Finance Ltd.
	9.150% 11/15/18	2,485,000	3,068,499
	10.610% 08/15/17	1,650,000	2,122,980
Pemex Project Funding Master Trust
	5.430% 12/03/12(a)(b)	6,450,000	6,450,000
Pogo Producing Co.
	6.625% 03/15/15	1,310,000	1,313,275
Ras Laffan LNG II
	5.298% 09/30/20(a)	3,000,000	2,939,855
Ras Laffan LNG III
	5.838% 09/30/27(a)	3,750,000	3,718,557
Whiting Petroleum Corp.
	7.250% 05/01/12	2,605,000	2,618,025
XTO Energy, Inc.
	7.500% 04/15/12	340,000	378,072
			33,862,238
Oil Refining & Marketing – 0.2%
Premcor Refining Group, Inc.
	7.500% 06/15/15	1,790,000	1,906,350

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
Oil Refining & Marketing – (continued)
Tesoro Corp.
	6.625% 11/01/15(a)	1,900,000	1,919,000
			3,825,350
Oil & Gas Total			39,217,688
Oil & Gas Services – 1.1%
Oil-Field Services – 1.1%
Gazprom
	9.625% 03/01/13	5,760,000	6,962,112
Gazprom International SA
	7.201% 02/01/20	5,250,000	5,591,250
Hornbeck Offshore Services, Inc.
	6.125% 12/01/14(a)	2,205,000	2,193,975
Newpark Resources, Inc.
	8.625% 12/15/07	1,841,000	1,843,301
			16,590,638
Oil & Gas Services Total			16,590,638
Pipelines – 1.4%
Pipelines – 1.4%
Atlas Pipeline Partners LP
	8.125% 12/15/15(a)	1,365,000	1,409,363
El Paso Corp.
	7.625% 09/01/08(a)	1,000,000	1,018,750
	7.750% 06/15/10(a)	2,390,000	2,491,575
Northwest Pipeline Corp.
	8.125% 03/01/10	760,000	806,550
Pacific Energy Partners LP / Pacific Energy Finance Corp.
	6.250% 09/15/15	2,360,000	2,357,050
Sonat, Inc.
	7.625% 07/15/11	5,590,000	5,813,600
Southern Natural Gas Co.
	8.875% 03/15/10	1,375,000	1,469,531
Williams Companies, Inc.
	6.375% 10/01/10(a)	5,180,000	5,251,225

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Pipelines – (continued)
Pipelines – (continued)
	8.125% 03/15/12		1,730,000	1,903,000
				22,520,644
Pipelines Total				22,520,644
ENERGY TOTAL				83,926,820
FINANCIALS – 2.0%
Banks – 0.1%
Commercial Banks-Southern US – 0.0%
Wachovia Bank NA/Charlotte
	5.800% 12/01/08		382,000	389,216
				389,216
Super-Regional Banks-US – 0.1%
Bank One Corp.
	6.000% 08/01/08		623,000	635,386
				635,386
Banks Total				1,024,602
Diversified Financial Services – 1.8%
Finance-Auto Loans – 0.2%
Ford Motor Credit Co.
	7.375% 02/01/11		2,895,000	2,612,861
				2,612,861
Finance-Commercial – 0.0%
Caterpillar Financial Services Corp.
	5.950% 05/01/06		239,000	239,393
				239,393
Finance-Consumer Loans – 0.3%
SLM Corp.
	6.500% 06/15/10	NZD	7,865,000	5,163,713
				5,163,713
Finance-Credit Card – 0.0%
American Express Co.
	5.500% 09/12/06	USD	325,000	325,840
				325,840
Finance-Investment Banker/Broker – 0.5%
E*Trade Financial Corp.
	8.000% 06/15/11		2,285,000	2,404,963
JPMorgan Chase & Co.
	7.250% 06/01/07		345,000	354,041

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Finance-Investment Banker/Broker – (continued)
LaBranche & Co., Inc.
	11.000% 05/15/12		4,145,000	4,611,312
				7,370,316
Finance-Mortgage Loan/Banker – 0.0%
Countrywide Home Loans, Inc.
	5.500% 08/01/06		541,000	541,978
				541,978
Special Purpose Entity – 0.8%
Dow Jones CDX High Yield Index
	8.750% 12/29/10(a)		6,482,700	6,628,561
ERAP
	3.750% 04/25/10	EUR	2,600,000	3,156,133
Galaxy Entertainment Finance Co. Ltd.
	9.875% 12/15/12(a)	USD	1,705,000	1,768,937
Prudential Funding LLC
	6.600% 05/15/08(a)		388,000	399,093
				11,952,724
Diversified Financial Services Total				28,206,825
Real Estate Investment Trusts – 0.0%
REITS-Hotels – 0.0%
Host Marriott LP
	6.375% 03/15/15		745,000	746,862
				746,862
Real Estate Investment Trusts Total				746,862
Savings & Loans – 0.1%
Savings & Loans/Thrifts-Western US – 0.1%
Western Financial Bank
	9.625% 05/15/12		1,400,000	1,575,000
				1,575,000
Savings & Loans Total				1,575,000
FINANCIALS TOTAL				31,553,289
INDUSTRIALS – 6.1%
Aerospace & Defense – 0.7%
Aerospace/Defense-Equipment – 0.6%
Argo-Tech Corp.
	9.250% 06/01/11		1,530,000	1,621,800
BE Aerospace, Inc.
	8.500% 10/01/10		2,462,000	2,634,340

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Aerospace & Defense – (continued)
Aerospace/Defense-Equipment – (continued)
Sequa Corp.
	8.875% 04/01/08	999,000	1,048,950
	9.000% 08/01/09	1,165,000	1,252,375
Standard Aero Holdings, Inc.
	8.250% 09/01/14	805,000	710,413
TransDigm, Inc.
	8.375% 07/15/11	1,510,000	1,581,725
			8,849,603
Electronics-Military – 0.1%
Condor Systems, Inc.
	11.875% 05/01/09(f)(g)	4,000,000	—
L-3 Communications Corp.
	5.875% 01/15/15	435,000	419,775
	6.375% 10/15/15	1,665,000	1,665,000
			2,084,775
Aerospace & Defense Total			10,934,378
Auto Manufacturers – 0.5%
Finance-Auto Loans – 0.5%
General Motors Acceptance Corp.
	6.875% 09/15/11	2,340,000	2,105,523
	8.000% 11/01/31	5,840,000	5,343,600
			7,449,123
Auto Manufacturers Total			7,449,123
Building Materials – 0.2%
Building & Construction Products-Miscellaneous – 0.1%
Nortek, Inc.
	8.500% 09/01/14	1,200,000	1,194,000
NTK Holdings, Inc.
	(e) 03/01/14 (10.750% 09/01/09)	1,710,000	1,188,450
			2,382,450
Building Products-Cement/Aggregation – 0.1%
RMCC Acquisition Co.
	9.500% 11/01/12(a)	1,475,000	1,504,500
			1,504,500
Building Materials Total			3,886,950
Electronics – 0.2%
Electronic Components-Miscellaneous – 0.2%
Flextronics International Ltd.
	6.250% 11/15/14	2,340,000	2,328,300

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Electronics – (continued)
Electronic Components-Miscellaneous – (continued)
Sanmina-SCI Corp.
	6.750% 03/01/13	1,240,000	1,193,500
			3,521,800
Electronics Total			3,521,800
Engineering & Construction – 0.2%
Building & Construction-Miscellaneous – 0.2%
J. Ray McDermott SA
	11.500% 12/15/13(a)	2,550,000	3,034,500
			3,034,500
Engineering & Construction Total			3,034,500
Environmental Control – 0.5%
Non-Hazardous Waste Disposal – 0.5%
Allied Waste North America, Inc.
	7.250% 03/15/15	855,000	874,237
	7.875% 04/15/13	5,050,000	5,277,250
Waste Services, Inc.
	9.500% 04/15/14	1,785,000	1,820,700
			7,972,187
Recycling – 0.0%
Aleris International, Inc.
	9.000% 11/15/14	625,000	657,813
			657,813
Environmental Control Total			8,630,000
Machinery-Construction & Mining – 0.1%
Machinery-Construction & Mining – 0.1%
Terex Corp.
	7.375% 01/15/14	1,110,000	1,134,975
			1,134,975
Machinery-Construction & Mining Total			1,134,975
Machinery-Diversified – 0.3%
Machinery-General Industry – 0.2%
Douglas Dynamics LLC
	7.750% 01/15/12(a)	2,070,000	1,997,550
Manitowoc Co., Inc.
	7.125% 11/01/13	925,000	952,750
			2,950,300

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Machinery-Diversified – (continued)
Machinery-Material Handling – 0.1%
Columbus McKinnon Corp.
	8.875% 11/01/13	1,485,000	1,562,963
			1,562,963
Machinery-Diversified Total			4,513,263
Metal Fabricate/Hardware – 0.4%
Metal Processors & Fabrication – 0.3%
Mueller Group, Inc.
	10.000% 05/01/12	1,835,000	2,007,031
Mueller Holdings, Inc.
	(e) 04/15/14 (14.750% 04/15/09)	1,593,000	1,270,418
TriMas Corp.
	9.875% 06/15/12	1,220,000	1,076,650
			4,354,099
Metal Products-Fasteners – 0.1%
FastenTech, Inc.
	11.500% 05/01/11	1,325,000	1,268,687
			1,268,687
Metal Fabricate/Hardware Total			5,622,786
Miscellaneous Manufacturing – 0.8%
Diversified Manufacturing Operators – 0.7%
Bombardier, Inc.
	6.300% 05/01/14(a)	4,095,000	3,705,975
J.B. Poindexter & Co.
	8.750% 03/15/14	1,605,000	1,304,063
Koppers Industries, Inc.
	9.875% 10/15/13	2,495,000	2,732,025
Trinity Industries, Inc.
	6.500% 03/15/14	2,910,000	2,910,000
			10,652,063
Miscellaneous Manufacturing – 0.1%
Samsonite Corp.
	8.875% 06/01/11	1,685,000	1,777,675
			1,777,675
Miscellaneous Manufacturing Total			12,429,738
Packaging & Containers – 1.1%
Containers-Metal/Glass – 0.6%
Crown Americas LLC
	7.750% 11/15/15(a)	2,740,000	2,856,450

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Packaging & Containers – (continued)
Containers-Metal/Glass – (continued)
Owens-Brockway Glass Container, Inc.
	8.250% 05/15/13		3,890,000	4,065,050
Owens-Illinois, Inc.
	7.500% 05/15/10		2,060,000	2,101,200
				9,022,700
Containers-Paper/Plastic – 0.5%
Consolidated Container Co. LLC
	(e) 06/15/09 (10.750% 06/15/07)		1,530,000	1,323,450
Jefferson Smurfit Corp.
	8.250% 10/01/12		2,215,000	2,165,162
	PIK,
	11.500% 10/01/15(a)	EUR	1,454,793	1,751,601
JSG Funding PLC
	7.750% 04/01/15	USD	145,000	134,125
MDP Acquisitions PLC
	9.625% 10/01/12		2,020,000	2,131,100
				7,505,438
Packaging & Containers Total				16,528,138
Transportation – 1.1%
Transportation-Marine – 0.5%
Ship Finance International Ltd.
	8.500% 12/15/13		3,955,000	3,727,587
Stena AB
	7.000% 12/01/16		1,000,000	930,000
	7.500% 11/01/13		3,240,000	3,187,350
				7,844,937
Transportation-Railroad – 0.2%
TFM SA de CV
	9.375% 05/01/12		2,105,000	2,326,025
	12.500% 06/15/12		615,000	694,950
				3,020,975
Transportation-Services – 0.3%
CHC Helicopter Corp.
	7.375% 05/01/14		2,785,000	2,854,625
Petroleum Helicopters, Inc.
	9.375% 05/01/09		1,920,000	2,018,400
				4,873,025

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Transportation – (continued)
Transportation-Trucks – 0.1%
QDI LLC
	9.000% 11/15/10	1,305,000	1,148,400
			1,148,400
Transportation Total			16,887,337
INDUSTRIALS TOTAL			94,572,988
TECHNOLOGY – 0.2%
Office/Business Equipment – 0.1%
Office Automation & Equipment – 0.1%
Xerox Corp.
	7.125% 06/15/10	1,980,000	2,049,300
			2,049,300
Office/Business Equipment Total			2,049,300
Semiconductors – 0.1%
Electronic Components-Semiconductors – 0.1%
Amkor Technology, Inc.
	9.250% 02/15/08	845,000	855,563
			855,563
Semiconductors Total			855,563
TECHNOLOGY TOTAL			2,904,863
UTILITIES – 2.1%
Electric – 1.9%
Electric-Generation – 0.5%
AES Corp.
	9.000% 05/15/15(a)	635,000	695,325
	9.500% 06/01/09	2,866,000	3,113,193
Edison Mission Energy
	7.730% 06/15/09	3,555,000	3,688,312
			7,496,830
Electric-Integrated – 0.5%
CMS Energy Corp.
	6.875% 12/15/15	1,050,000	1,073,625
	8.500% 04/15/11	655,000	715,588
Nevada Power Co.
	9.000% 08/15/13	738,000	816,376
	10.875% 10/15/09	1,398,000	1,516,830
Sierra Pacific Resources
	6.750% 08/15/17(a)	1,930,000	1,934,825

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
Electric-Integrated – (continued)
TECO Energy, Inc.
	7.000% 05/01/12	1,935,000	2,036,587
			8,093,831
Independent Power Producer – 0.9%
Dynegy Holdings, Inc.
	6.875% 04/01/11	1,945,000	1,940,137
	7.125% 05/15/18	1,315,000	1,275,550
	9.875% 07/15/10(a)	2,050,000	2,244,750
Mirant North America LLC
	7.375% 12/31/13(a)	2,955,000	3,036,262
MSW Energy Holdings LLC
	7.375% 09/01/10	800,000	828,000
	8.500% 09/01/10	1,960,000	2,097,200
NRG Energy, Inc.
	7.250% 02/01/14	1,355,000	1,382,100
	7.375% 02/01/16	1,155,000	1,186,763
			13,990,762
Electric Total			29,581,423
Gas – 0.2%
Gas-Distribution – 0.2%
Colorado Interstate Gas Co.
	6.800% 11/15/15(a)	2,695,000	2,802,800
			2,802,800
Gas Total			2,802,800
UTILITIES TOTAL			32,384,223
	Total Corporate Fixed-Income Bonds & Notes (cost of $597,396,405)		594,374,512
Mortgage-Backed Securities – 5.7%
Federal Home Loan Mortgage Corp.
	7.500% 03/01/16	3,628	3,634
	8.000% 04/01/06	1	1
	8.000% 05/01/07	2,042	2,069
	8.000% 08/01/07	2,548	2,583
	8.000% 06/01/09	884	887
	8.000% 08/01/09	3,192	3,292
	8.000% 05/01/10	4,508	4,682
	8.000% 05/01/16	16,671	17,084

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	8.500% 02/01/07	187	187
	8.500% 12/01/07	3,280	3,334
	8.500% 01/01/08	3,072	3,120
	8.500% 04/01/08	1,138	1,170
	8.500% 10/01/08	785	802
	8.500% 05/01/09	4,660	4,773
	8.500% 01/01/10	6,039	6,315
	8.500% 07/01/10	1,460	1,486
	9.000% 06/01/08	4,434	4,551
	9.000% 07/01/09	4,074	4,098
	9.000% 12/01/18	7,094	7,138
	9.000% 01/01/22	33,189	36,142
	9.250% 08/01/08	4,733	4,885
	9.250% 11/01/09	1,517	1,573
	9.250% 11/01/11	5,216	5,407
	9.250% 10/01/14	2,828	2,966
	9.250% 05/01/16	56,304	61,404
	9.500% 11/01/08	6,090	6,329
	9.500% 02/01/10	12,362	12,847
	9.500% 08/01/16	1,100	1,203
	9.750% 12/01/08	3,893	4,056
	9.750% 09/01/16	2,531	2,720
	10.000% 07/01/09	23,478	24,784
	10.000% 11/01/16	34,707	35,660
	10.000% 10/01/19	20,512	21,862
	10.000% 11/01/19	5,610	6,179
	10.500% 01/01/20	14,535	16,091
	10.500% 10/01/24	76,435	85,297
	10.750% 05/01/10	61,514	66,031
	10.750% 07/01/11	20,405	21,879
	10.750% 08/01/11	9,850	10,498
	10.750% 09/01/13	4,524	4,822
	11.250% 10/01/10	26,522	28,387
	11.250% 08/01/13	4,299	4,614
	11.250% 09/01/15	7,348	7,967
	11.250% 11/01/15	44,246	47,974
Federal National Mortgage Association
	6.500% 12/01/31	33,606	34,492
	6.500% 05/01/32	45,893	47,083
	6.500% 01/01/33	22,845	23,437
	6.500% 05/01/33	115,796	118,850
	7.500% 11/01/11	11,343	11,598

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	8.000% 07/01/08	2,215	2,252
	8.000% 12/01/08	2,531	2,567
	8.000% 03/01/09	539	547
	8.000% 04/01/09	7,152	7,254
	8.000% 07/01/09	9,902	10,069
	8.250% 11/01/07	11,149	11,294
	8.500% 05/01/08	631	639
	8.500% 12/01/08	1,038	1,043
	8.500% 06/01/09	5,541	5,671
	8.500% 03/01/10	2,932	2,949
	8.500% 10/01/10	2,414	2,457
	8.500% 05/01/11	8,493	8,642
	8.500% 12/01/11	3,294	3,352
	8.500% 02/01/15	902	930
	8.500% 04/01/15	2,394	2,523
	8.500% 05/01/15	5,432	5,642
	8.500% 06/01/15	13,991	14,068
	8.500% 06/01/17	1,580	1,609
	8.500% 07/01/17	3,750	3,816
	8.500% 09/01/21	15,027	15,607
	9.000% 11/01/08	2,719	2,815
	9.000% 12/01/08	8,737	8,925
	9.000% 05/01/09	6,830	7,062
	9.000% 08/01/09	8,205	8,463
	9.000% 10/01/09	10,432	10,799
	9.000% 11/01/09	395	404
	9.000% 04/01/10	1,902	1,943
	9.000% 10/01/11	13,711	14,007
	9.000% 05/01/12	7,808	8,235
	9.000% 03/01/13	105	111
	9.000% 09/01/13	3,536	3,612
	9.000% 07/01/14	908	928
	9.000% 05/01/15	4,846	5,150
	9.000% 04/01/16	43,848	46,122
	9.000% 12/01/16	5,886	6,074
	9.000% 05/01/17	41,104	43,988
	9.000% 08/01/21	69,503	72,747
	9.250% 05/01/16	88,351	96,370
	10.000% 11/01/13	37,989	41,302
	10.000% 04/01/14	115,937	127,588
	10.000% 03/01/16	6,685	7,147

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	10.500% 03/01/14	1,794	1,916
	10.500% 07/01/14	29,580	31,436
	10.500% 01/01/16	6,815	7,242
	10.500% 03/01/16	159,921	176,723
	TBA:
	5.000% 03/16/21(h)	14,187,000	13,996,355
	5.500% 03/13/36(h)	5,808,000	5,753,550
	6.500% 03/13/36(h)	63,281,000	64,783,924
Government National Mortgage Association
	9.000% 08/15/08	7,646	7,928
	9.000% 09/15/08	8,519	8,833
	9.000% 10/15/08	12,649	13,117
	9.000% 12/15/08	8,410	8,721
	9.000% 01/15/09	3,569	3,743
	9.000% 03/15/09	15,937	16,679
	9.000% 05/15/09	51,182	53,587
	9.000% 06/15/09	45,727	47,819
	9.000% 05/15/16	32,334	34,915
	9.000% 06/15/16	49,111	53,031
	9.000% 07/15/16	161,642	174,540
	9.000% 08/15/16	60,331	65,144
	9.000% 09/15/16	144,058	155,554
	9.000% 10/15/16	47,511	51,302
	9.000% 11/15/16	81,440	87,938
	9.000% 12/15/16	59,244	63,972
	9.000% 01/15/17	3,412	3,692
	9.000% 02/15/17	8,554	9,256
	9.000% 04/15/17	33,378	36,118
	9.000% 07/15/17	31,838	34,452
	9.000% 10/15/17	12,759	13,806
	9.000% 12/15/17	17,795	19,195
	9.500% 06/15/09	13,095	13,814
	9.500% 07/15/09	95,396	100,637
	9.500% 08/15/09	48,036	50,674
	9.500% 09/15/09	67,127	70,816
	9.500% 10/15/09	86,286	90,992
	9.500% 11/15/09	46,803	49,375
	9.500% 07/15/16	6,948	7,605
	9.500% 10/15/16	7,896	8,642
	9.500% 08/15/17	9,300	10,209
	9.500% 09/15/17	2,215	2,431
	10.000% 11/15/09	29,147	30,940

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	10.000% 01/15/10	907	971
	10.000% 12/15/10	1,065	1,140
	10.000% 02/15/16	7,701	8,504
	10.000% 08/15/17	801	885
	10.000% 09/15/17	26,535	29,295
	10.000% 11/15/17	3,926	4,334
	10.000% 02/15/18	15,578	17,197
	10.000% 08/15/18	4,191	4,626
	10.000% 09/15/18	3,938	4,348
	10.000% 11/15/18	11,310	12,484
	10.000% 03/15/19	12,752	14,081
	10.000% 06/15/19	4,258	4,702
	10.000% 08/15/19	1,701	1,878
	10.000% 11/15/20	1,684	1,862
	10.000% 09/15/21	935	1,035
	10.500% 12/15/10	483	519
	10.500% 10/15/15	6,195	6,843
	10.500% 12/15/15	802	886
	10.500% 01/15/16	3,614	4,002
	10.500% 11/15/16	7,327	7,903
	10.500% 10/15/17	9,543	10,589
	10.500% 12/15/17	3,412	3,785
	10.500% 01/15/18	5,606	6,232
	10.500% 07/15/18	1,089	1,210
	10.500% 12/15/18	1,103	1,226
	10.500% 05/15/19	94	104
	10.500% 06/15/19	1,859	2,070
	10.500% 07/15/19	2,027	2,257
	10.500% 08/15/19	791	881
	10.500% 04/15/21	1,804	2,013
	11.000% 12/15/09	15,151	16,225
	11.000% 09/15/15	62,950	68,470
	11.000% 10/15/15	156,439	170,159
	11.750% 08/15/13	7,895	8,831
	12.000% 05/15/14	403	458
	Total Mortgage-Backed Securities (cost of $87,946,751)		88,017,594
Asset-Backed Securities – 2.1%
Advanta Business Card Master Trust 2005
	Class A5,
	4.630% 04/20/12(b)	7,000,000	7,013,322

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
American Express Credit Account Master Trust
	1.690% 01/15/09	225,779	223,660
AmeriCredit Automobile Receivables Trust
	2.070% 08/06/08	680,288	675,741
Bank One Auto Securitization Trust
	1.820% 09/20/07	150,588	149,953
BMW Vehicle Owner Trust
	3.320% 02/25/09	1,126,000	1,102,857
Chase Credit Card Master Trust
	4.680% 02/15/11(b)	8,000,000	8,021,485
Citibank Credit Card Issuance Trust
	2.500% 04/07/08	1,130,000	1,127,690
Discover Card Master Trust
	5.750% 12/15/08	212,000	212,500
Equity One ABS, Inc.
	4.205% 04/25/34	5,050,000	4,786,023
First Plus Home Loan Trust
	7.220% 05/10/24	8,798	8,811
Ford Credit Auto Owner Trust
	2.700% 06/15/07	250,410	249,466
	3.540% 11/15/08	2,503,000	2,451,275
GMAC Mortgage Corp.
	4.865% 09/25/34	4,130,000	4,023,174
Honda Auto Receivables Owner Trust
	3.060% 10/21/09	1,403,000	1,367,724
Household Automotive Trust
	2.310% 04/17/08	431,045	429,194
Nissan Auto Receivables Owner Trust
	2.700% 12/17/07	563,000	559,238
Volkswagen Auto Loan Enhanced Trust
	2.270% 10/22/07	317,925	315,493
	Total Asset-Backed Securities (cost of $33,182,277)		32,717,606
Municipal Bonds (Taxable) – 0.2%
CALIFORNIA – 0.2%
CA Cabazon Band Mission Indians
	13.000% 10/01/11	2,820,000	2,830,208
CALIFORNIA TOTAL			2,830,208
	Total Municipal Bonds (Taxable) (cost of $2,820,000)		2,830,208

		Par ($)	Value ($)
Convertible Bonds – 0.2%
COMMUNICATIONS – 0.2%
Telecommunication Services – 0.2%
Telecommunication Equipment – 0.2%
Nortel Networks Corp.
	4.250% 09/01/08	3,460,000	3,265,375
			3,265,375
Telecommunication Services Total			3,265,375
COMMUNICATIONS TOTAL			3,265,375
	Total Convertible Bonds (cost of $3,212,003)		3,265,375

		Shares
Common Stocks – 0.0%
CONSUMER DISCRETIONARY – 0.0%
Hotels, Restaurants & Leisure – 0.0%
	Shreveport Gaming Holdings, Inc. (i)	26,719	227,111
Hotels, Restaurants & Leisure Total			227,111
CONSUMER DISCRETIONARY TOTAL			227,111
	Total Common Stocks (cost of $387,960)		227,111

		Par ($)
Collateralized Mortgage Obligations – 0.0%
AGENCY – 0.0%
Federal Home Loan Mortgage Corp.
	5.500% 01/15/23	355,482	16,582
	5.500% 05/15/27	403,282	34,035
AGENCY TOTAL			50,617
	Total Collateralized Mortgage Obligations (cost of $41,685)		50,617
Short-Term Obligation – 7.2%
	Repurchase agreement with State Street Bank & Trust Co., dated 02/28/065, due 03/01/06 at 4.440%, collateralized by a U.S. Treasury Bond maturing 02/15/36, market value of $113,434,975 (repurchase proceeds $111,219,715)	111,206,000	111,206,000
	Total Short-Term Obligation (cost of $111,206,000)		111,206,000

Total Investments – 103.9% (cost of $1,591,244,643)(j)(k)	1,608,107,152

Other Assets & Liabilities, Net – (3.9)%	(59,957,257)

Net Assets – 100.0%	1,548,149,895

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies. Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, these securities, which did not include any illiquid securities except the following, amounted to $122,712,229, which represents7.9% of net assets.

Security	Acquisition Date	Par/Unit	Cost	Value
Hollinger, Inc.
11.875 03/01/11	09/30/04	$734,000	$734,000	$734,000
12.875 03/01/11	03/05/03- 11/29/051	1,636,000	1,678,276	1,707,575
				$2,441,575%

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2006.
(c)	Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.
(d)	Zero coupon bond.
(e)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.
(f)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At February 28, 2006, the value of these securities amounted to $223,275, which represents 0.1% of net assets.

(g)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.
(h)	Securities purchased on a delayed delivery basis.
(i)	Non-income producing security
(j)	Cost for federal income tax purposes is $1,614,445,734.
(k)	Unrealized appreciation and depreciation at February 28, 2006 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$46,075,502	$(52,414,084)	$(6,338,582)

At February 28, 2006, the Trust had entered into the following forward currency exchange contracts:

Forward Currency		Aggregate	Settlement	Unrealized
Contracts to Buy	Value	Face Value	Date	Appreciation
AUD	$10,097,748	$10,031,632	03/01/06	$66,116

				Unrealized
Forward Currency		Aggregate	Settlement	Appreciation
Contracts to Sell	Value	Face Value	Date	(Depreciation)
AUD	$10,097,748	$10,186,400	03/01/06	$88,652
AUD	10,089,557	10,023,200	04/03/06	(66,357)
EUR	9,844,587	9,811,065	03/17/06	(33,522)
EUR	14,563,159	14,541,729	03/23/06	(21,430)
EUR	4,477,574	4,468,791	03/23/06	(8,783)
EUR	6,029,602	6,029,044	03/27/06	(558)
EUR	14,892,419	14,858,753	03/31/06	(33,666)
EUR	1,624,193	1,620,651	03/31/06	(3,542)
GBP	9,648,102	9,581,000	03/13/06	(67,102)
GBP	12,315,030	12,233,754	03/23/06	(81,276)
				$(227,584)

Acronym	Name
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

NOK	Norwegian Krone
NZD	New Zealand Dollar
PIK	Payment-In-Kind
PLN	Polish Zloty
REIT	Real Estate Investment Trust
SEK	Swedish Krona
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
USD	United States Dollar
ZAR	South African Rand

Item 2. Controls and Procedures.

(a)               The registrant’s principal executive officer and principal financial officer, based on his evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)              There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 26, 2006

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	April 26, 2006